UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03101

Calvert Management Series

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

September 30

Date of Fiscal Year End

March 31, 2022

Date of Reporting Period

Item 1. Report to Stockholders.

Calvert
Floating-Rate Advantage Fund
Semiannual Report
March 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2022
Calvert
Floating-Rate Advantage Fund

Calvert
Floating-Rate Advantage Fund
March 31, 2022
Performance

Portfolio Manager(s) Craig P. Russ, Catherine C. McDermott and Andrew N. Sveen, CFA each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/10/2017	10/10/2017	(0.12)%	2.05%	—%	2.53%
Class A with 3.75% Maximum Sales Charge	—	—	(3.86)	(1.79)	—	1.66
Class I at NAV	10/10/2017	10/10/2017	0.00	2.30	—	2.75
Class R6 at NAV	10/10/2017	10/10/2017	0.01	2.30	—	2.75

S&P/LSTA Leveraged Loan Index	—	—	0.64%	3.25%	4.01%	4.02%

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	1.52%	1.27%	1.20%
Net	1.33	1.08	1.09

% Total Leverage[4]
Borrowings	22.39%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.

Calvert
Floating-Rate Advantage Fund
March 31, 2022
Fund Profile

Credit Quality (% of bond and loan holdings)*

* Ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.
Top 10 Sectors (% of total investments)*
Software	19.3%
Health Care Providers & Services	7.0
Machinery	5.7
Chemicals	3.6
IT Services	3.6
Media	3.2
Capital Markets	2.9
Diversified Telecommunication Services	2.8
Trading Companies & Distributors	2.8
Health Care Technology	2.7
Total	53.6%

*	Excludes cash and cash equivalents.

Calvert
Floating-Rate Advantage Fund
March 31, 2022
Endnotes and Additional Disclosures

[1]	S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Due to rounding, total returns of less than 0.005% may show as 0.00%.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater volatility of NAV. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its borrowings and may be required to reduce its borrowings at an inopportune time.
Fund profile subject to change due to active management.

Calvert
Floating-Rate Advantage Fund
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 998.80	$6.68 **	1.34%
Class I	$1,000.00	$1,000.00	$5.39 **	1.08%
Class R6	$1,000.00	$1,000.10	$5.34 **	1.07%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.25	$6.74 **	1.34%
Class I	$1,000.00	$1,019.55	$5.44 **	1.08%
Class R6	$1,000.00	$1,019.60	$5.39 **	1.07%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

Calvert
Floating-Rate Advantage Fund
March 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 0.1%

Security	Shares	Value
Containers & Packaging — 0.1%
LG Newco Holdco, Inc.(1)(2)	6,015	$ 76,691
		$ 76,691
Software — 0.0%(3)
Skillsoft Corp.(1)(2)	5,981	$ 36,125
		$ 36,125
Total Common Stocks (identified cost $68,832)		$ 112,816

Corporate Bonds — 5.8%

Security	Principal Amount (000's omitted)	Value
Air Transport — 0.6%
Air Canada, 3.875%, 8/15/26(4)	$125	$ 118,125
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(4)	250	252,226
5.75%, 4/20/29(4)	200	199,525
Delta Air Lines, Inc., 7.00%, 5/1/25(4)	50	53,597
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(4)	100	100,940
		$ 724,413
Automotive — 0.2%
Clarios Global, L.P.:
6.25%, 5/15/26(4)	$22	$ 22,667
6.75%, 5/15/25(4)	22	22,809
Tenneco, Inc., 5.125%, 4/15/29(4)	150	149,283
		$ 194,759
Broadcasting — 0.0%(3)
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(4)	$125	$ 48,593
		$ 48,593
Building and Development — 0.9%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(4)	$1,025	$ 986,798
Cushman & Wakefield US Borrower, LLC, 6.75%, 5/15/28(4)	50	52,333
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(4)	100	100,069
		$ 1,139,200
Business Equipment and Services — 0.4%
Corelogic, Inc., 4.50%, 5/1/28(4)	$75	$ 70,868
Security	Principal Amount (000's omitted)	Value
Business Equipment and Services (continued)
Garda World Security Corp., 4.625%, 2/15/27(4)	$75	$ 72,039
Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.75%, 4/15/26(4)	75	76,597
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(4)	350	351,447
		$ 570,951
Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(4)	$75	$ 70,034
		$ 70,034
Chemicals and Plastics — 0.1%
Olympus Water US Holding Corp., 4.25%, 10/1/28(4)	$125	$ 113,775
		$ 113,775
Containers and Glass Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 4.00%, 10/15/27(4)	$75	$ 69,765
		$ 69,765
Cosmetics/Toiletries — 0.0%(3)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(4)	$25	$ 23,114
		$ 23,114
Drugs — 0.4%
Jazz Securities DAC, 4.375%, 1/15/29(4)	$550	$ 533,552
		$ 533,552
Ecological Services and Equipment — 0.5%
GFL Environmental, Inc., 4.25%, 6/1/25(4)	$75	$ 74,620
Madison IAQ, LLC, 4.125%, 6/30/28(4)	650	599,885
		$ 674,505
Electronics/Electrical — 0.6%
CommScope, Inc., 4.75%, 9/1/29(4)	$300	$ 276,714
Imola Merger Corp., 4.75%, 5/15/29(4)	300	289,290
LogMeIn, Inc., 5.50%, 9/1/27(4)	275	257,188
		$ 823,192
Financial Intermediaries — 0.2%
AG Issuer, LLC, 6.25%, 3/1/28(4)	$225	$ 225,309
		$ 225,309

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Food, Beverage & Tobacco — 0.1%
Del Monte Foods, Inc., 11.875%, 5/15/25(4)	$100	$ 109,759
		$ 109,759
Health Care — 0.2%
Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29(4)	$325	$ 301,039
RP Escrow Issuer, LLC, 5.25%, 12/15/25(4)	25	24,456
		$ 325,495
Industrial Equipment — 0.2%
Clark Equipment Co., 5.875%, 6/1/25(4)	$25	$ 25,320
Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(4)(5)	25	25,313
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc., 4.375%, 10/15/28(4)	150	138,103
Vertical US Newco, Inc., 5.25%, 7/15/27(4)	50	49,512
		$ 238,248
Leisure Goods/Activities/Movies — 0.0%(3)
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(4)	$25	$ 26,133
		$ 26,133
Radio and Television — 0.1%
iHeartCommunications, Inc.:
4.75%, 1/15/28(4)	$25	$ 23,926
5.25%, 8/15/27(4)	25	24,763
Univision Communications, Inc., 4.50%, 5/1/29(4)	150	142,980
		$ 191,669
Retailers (Except Food and Drug) — 0.0%(3)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(4)	$25	$ 24,193
		$ 24,193
Technology — 0.3%
Boxer Parent Co., Inc., 7.125%, 10/2/25(4)	$50	$ 51,914
Clarivate Science Holdings Corp., 3.875%, 7/1/28(4)	200	191,036
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(4)	200	189,980
		$ 432,930
Telecommunications — 0.8%
Arches Buyer, Inc., 4.25%, 6/1/28(4)	$125	$ 116,760
Lumen Technologies, Inc., 4.00%, 2/15/27(4)	875	816,349
Vmed O2 UK Financing I PLC, 4.25%, 1/31/31(4)	125	114,489
		$ 1,047,598
Total Corporate Bonds (identified cost $8,036,168)		$ 7,607,187

Exchange-Traded Funds — 3.0%

Security	Shares	Value
Equity Funds — 3.0%
SPDR Blackstone Senior Loan ETF	87,750	$ 3,945,240
Total Exchange-Traded Funds (identified cost $4,039,051)		$ 3,945,240

Preferred Stocks — 0.1%

Security	Shares	Value
Containers & Packaging — 0.1%
LG Newco Holdco, Inc.(1)(2)	910	$ 117,142
Total Preferred Stocks (identified cost $47,767)		$ 117,142

Senior Floating Rate Loans — 115.5%(6)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.3%
Dynasty Acquisition Co., Inc.:
Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 4/6/26	$516	$ 508,887
Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 4/6/26	278	273,989
WP CPP Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/30/25	934	889,026
		$ 1,671,902
Airlines — 1.7%
AAdvantage Loyalty IP, Ltd., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/20/28	$975	$ 989,277
Air Canada, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28	400	396,300
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	850	880,015
		$ 2,265,592
Auto Components — 2.9%
American Axle and Manufacturing, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/6/24	$347	$ 342,532
Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(7)	643	577,024
Clarios Global, L.P., Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 4/30/26	684	676,836
Dayco Products, LLC, Term Loan, 4.758%, (3 mo. USD LIBOR + 4.25%), 5/19/23	496	488,024
DexKo Global, Inc.:
Term Loan, 4.717%, (3 mo. USD LIBOR + 3.75%), 10/4/28	28	27,487

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Auto Components (continued)
DexKo Global, Inc.: (continued)
Term Loan, 4.717%, (3 mo. USD LIBOR + 3.75%), 10/4/28	$147	$ 144,305
LTI Holdings, Inc., Term Loan, 3.957%, (1 mo. USD LIBOR + 3.50%), 9/6/25	245	239,903
Tenneco, Inc., Term Loan, 3.457%, (1 mo. USD LIBOR + 3.00%), 10/1/25	492	488,161
TI Group Automotive Systems, LLC, Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 12/16/26	99	97,948
Truck Hero, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 1/31/28	594	577,108
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	149	142,782
		$ 3,802,110
Automobiles — 0.1%
MajorDrive Holdings IV, LLC, Term Loan, 4.563%, (3 mo. USD LIBOR + 4.00%), 6/1/28	$99	$ 97,947
Thor Industries, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%), 2/1/26	104	103,461
		$ 201,408
Beverages — 0.5%
Triton Water Holdings, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 3/31/28	$671	$ 656,049
		$ 656,049
Biotechnology — 0.4%
Alltech, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/13/28	$499	$ 492,516
Grifols Worldwide Operations USA, Inc., Term Loan, 2.457%, (1 mo. USD LIBOR + 2.00%), 11/15/27	46	45,484
		$ 538,000
Building Products — 2.8%
ACProducts, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/17/28	$298	$ 270,870
CP Atlas Buyer, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/23/27	498	484,803
CPG International, Inc., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/5/24	1,350	1,341,563
Gardner Denver, Inc., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 3/1/27	24	24,146
Ingersoll-Rand Services Company, Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 3/1/27	98	96,585
MI Windows and Doors, LLC, Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 12/18/27	1,290	1,278,392
Borrower/Description	Principal Amount (000's omitted)	Value
Building Products (continued)
Standard Industries, Inc., Term Loan, 3.788%, (6 mo. LIBOR + 2.50%), 9/22/28	$223	$ 222,487
		$ 3,718,846
Capital Markets — 3.7%
Advisor Group, Inc., Term Loan, 4.957%, (1 mo. USD LIBOR + 4.50%), 7/31/26	$566	$ 562,837
AllSpring Buyer LLC, Term Loan, 4.313%, (3 mo. USD LIBOR + 3.25%), 11/1/28	266	264,865
Aretec Group, Inc., Term Loan, 4.707%, (1 mo. USD LIBOR + 4.25%), 10/1/25	486	482,972
Brookfield Property REIT, Inc., Term Loan, 2.957%, (1 mo. USD LIBOR + 2.50%), 8/27/25	232	226,769
Clipper Acquisitions Corp., Term Loan, 1.992%, (1 mo. USD LIBOR + 1.75%), 3/3/28	223	217,738
Edelman Financial Center, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/7/28	595	589,731
FinCo I, LLC, Term Loan, 2.957%, (1 mo. USD LIBOR + 2.50%), 6/27/25	761	754,705
Focus Financial Partners, LLC:
Term Loan, 2.449%, (1 mo. USD LIBOR + 2.00%), 7/3/24	172	169,369
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 6/30/28	174	171,724
HighTower Holdings LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 4/21/28	499	493,759
Mariner Wealth Advisors, LLC:
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/18/28	75	74,113
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/18/28	524	518,661
Victory Capital Holdings, Inc.:
Term Loan, 12/29/28(8)	125	123,359
Term Loan, 2.466%, (3 mo. USD LIBOR + 2.25%), 7/1/26	247	243,716
		$ 4,894,318
Chemicals — 4.6%
Atotech B.V., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/18/28	$819	$ 811,136
CPC Acquisition Corp., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 12/29/27	371	363,825
Groupe Solmax, Inc., Term Loan, 5.756%, (3 mo. USD LIBOR + 4.75%), 5/29/28	398	391,030
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 9/29/27	297	295,526
Messer Industries GmbH, Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 3/2/26	440	435,361
Minerals Technologies, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/14/24	503	502,164

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals (continued)
Momentive Performance Materials, Inc., Term Loan, 3.70%, (1 mo. USD LIBOR + 3.25%), 5/15/24	$340	$ 336,829
Olympus Water US Holding Corp., Term Loan, 4.746%, (3 mo. USD LIBOR + 3.75%), 11/9/28	499	487,083
Rohm Holding GmbH, Term Loan, 5.269%, (6 mo. USD LIBOR + 4.75%), 7/31/26	644	611,354
Starfruit Finco B.V., Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 10/1/25	385	379,412
Trinseo Materials Operating S.C.A., Term Loan, 2.457%, (1 mo. USD LIBOR + 2.00%), 9/6/24	492	484,923
W.R. Grace & Co. Conn., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 9/22/28	1,022	1,016,207
		$ 6,114,850
Commercial Services & Supplies — 3.2%
Clean Harbors, Inc., Term Loan, 2.457%, (1 mo. USD LIBOR + 2.00%), 10/8/28	$100	$ 99,164
GFL Environmental, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25	705	703,495
IRI Holdings, Inc., Term Loan, 4.707%, (1 mo. USD LIBOR + 4.25%), 12/1/25	560	558,934
KAR Auction Services, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%), 9/19/26	49	48,354
LABL, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 5.00%, Floor 0.50%), 10/29/28	150	147,895
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	488	473,013
Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(7)	351	349,244
SITEL Worldwide Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/28/28	497	494,339
Tempo Acquisition LLC, Term Loan, 3.50%, (SOFR + 3.00%, Floor 0.50%), 8/31/28	690	686,184
US Ecology Holdings, Inc., Term Loan, 2.957%, (1 mo. USD LIBOR + 2.50%), 11/1/26	489	487,146
Werner FinCo L.P., Term Loan, 5.006%, (3 mo. USD LIBOR + 4.00%), 7/24/24	191	190,362
		$ 4,238,130
Communications Equipment — 0.6%
CommScope, Inc., Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 4/6/26	$782	$ 764,493
		$ 764,493
Construction & Engineering — 2.2%
Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28	$373	$ 371,726
Borrower/Description	Principal Amount (000's omitted)	Value
Construction & Engineering (continued)
American Residential Services, LLC, Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 10/15/27	$744	$ 738,764
APi Group DE, Inc., Term Loan, 2.957%, (1 mo. USD LIBOR + 2.50%), 10/1/26	807	797,731
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24	440	421,854
Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/12/26	145	144,744
USIC Holdings, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 5/12/28	493	488,835
		$ 2,963,654
Containers & Packaging — 1.2%
Berry Global, Inc., Term Loan, 2.071%, (1 mo. USD LIBOR + 1.75%), 7/1/26	$66	$ 65,171
Clydesdale Acquisition Holdings, Inc, Term Loan, 3/30/29(8)	125	123,036
Pregis TopCo Corporation, Term Loan, 4.457%, (1 mo. USD LIBOR + 4.00%), 7/31/26	394	387,060
Pretium PKG Holdings, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/2/28	125	121,414
Proampac PG Borrower, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/3/25	347	340,111
Reynolds Group Holdings, Inc.:
Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 2/5/26	148	144,475
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/20/28	398	388,249
		$ 1,569,516
Distributors — 0.6%
Autokiniton US Holdings, Inc., Term Loan, 5.00%, (12 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28	$746	$ 737,855
		$ 737,855
Diversified Consumer Services — 0.8%
Ascend Learning, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/11/28	$649	$ 642,723
KUEHG Corp., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 2/21/25	261	257,701
Sotheby's, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/15/27	137	136,992
		$ 1,037,416
Diversified Telecommunication Services — 3.6%
CenturyLink, Inc., Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$954	$ 930,460
Level 3 Financing, Inc., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 3/1/27	439	431,048

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services (continued)
Telenet Financing USD, LLC, Term Loan, 2.397%, (1 mo. USD LIBOR + 2.00%), 4/30/28	$275	$ 269,156
UPC Broadband Holding B.V., Term Loan, 2.647%, (1 mo. USD LIBOR + 2.25%), 4/30/28	650	636,513
UPC Financing Partnership, Term Loan, 3.397%, (1 mo. USD LIBOR + 3.00%), 1/31/29	475	471,081
Virgin Media Bristol, LLC:
Term Loan, 2.897%, (1 mo. USD LIBOR + 2.50%), 1/31/28	600	593,156
Term Loan, 3.647%, (1 mo. USD LIBOR + 3.25%), 1/31/29	325	322,918
Zayo Group Holdings, Inc., Term Loan, 3.457%, (1 mo. USD LIBOR + 3.00%), 3/9/27	181	176,253
Ziggo Financing Partnership, Term Loan, 2.897%, (1 mo. USD LIBOR + 2.50%), 4/30/28	900	887,203
		$ 4,717,788
Electrical Equipment — 0.2%
II-VI Incorporated, Term Loan, 12/1/28(8)	$225	$ 222,563
		$ 222,563
Electronic Equipment, Instruments & Components — 1.3%
CPI International, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 7/26/24	$112	$ 111,572
DG Investment Intermediate Holdings 2, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 3/31/28	496	492,079
EXC Holdings III Corp., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 12/2/24	757	755,063
Robertshaw US Holding Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25	211	192,278
TTM Technologies, Inc., Term Loan, 2.731%, (1 mo. USD LIBOR + 2.50%), 9/28/24	101	100,352
		$ 1,651,344
Entertainment — 2.4%
Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28	$345	$ 344,330
AMC Entertainment Holdings, Inc., Term Loan, 3.352%, (1 mo. USD LIBOR + 3.00%), 4/22/26	486	434,508
Crown Finance US, Inc.:
Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 2/28/25	581	449,938
Term Loan, 9.25%, (6 mo. USD LIBOR + 8.25%, Floor 1.00%), 2/28/25	44	46,712
Term Loan, 15.25%, (7.00% Cash, 8.25% PIK), 5/23/24(9)	57	67,463
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24	1,375	1,367,953
Borrower/Description	Principal Amount (000's omitted)	Value
Entertainment (continued)
Renaissance Holding Corp., Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 5/30/25	$476	$ 471,885
		$ 3,182,789
Food & Staples Retailing — 0.1%
US Foods, Inc., Term Loan, 2.508%, (3 mo. USD LIBOR + 2.00%), 9/13/26	$146	$ 143,670
		$ 143,670
Food Products — 1.2%
Froneri International, Ltd., Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 1/29/27	$516	$ 507,689
H Food Holdings, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), 5/23/25	49	48,461
Monogram Food Solutions, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 8/28/28	100	98,503
Nomad Foods Europe Midco Limited, Term Loan, 2.756%, (3 mo. USD LIBOR + 2.25%), 5/15/24	294	291,762
Sovos Brands Intermediate, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 6/8/28	690	684,444
		$ 1,630,859
Health Care Equipment & Supplies — 2.6%
Bayou Intermediate II, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 8/2/28	$349	$ 343,888
CryoLife, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 6/1/27	541	533,029
Gloves Buyer, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/29/27	670	660,011
Journey Personal Care Corp., Term Loan, 5.256%, (3 mo. USD LIBOR + 4.25%), 3/1/28	497	473,609
Medline Borrower, L.P., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/23/28	675	668,670
Ortho-Clinical Diagnostics S.A., Term Loan, 3.235%, (1 mo. USD LIBOR + 3.00%), 6/30/25	745	743,301
		$ 3,422,508
Health Care Providers & Services — 9.0%
ADMI Corp., Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 4/30/25	$318	$ 313,045
AEA International Holdings (Lux) S.a.r.l., Term Loan, 4.813%, (1 mo. USD LIBOR + 3.75%), 9/7/28	748	747,190
Cano Health LLC, Term Loan, 4.29%, (SOFR + 4.00%), 11/23/27	1,348	1,330,822
CCRR Parent, Inc., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 3/6/28	497	499,820
CHG Healthcare Services, Inc., Term Loan, 4.998%, (USD LIBOR + 3.50%), 9/29/28(7)	224	222,289

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services (continued)
Ensemble RCM, LLC, Term Loan, 4.049%, (3 mo. USD LIBOR + 3.75%), 8/3/26	$543	$ 541,315
Envision Healthcare Corporation, Term Loan, 4.207%, (1 mo. USD LIBOR + 3.75%), 10/10/25	484	325,495
Hanger, Inc., Term Loan, 3.957%, (1 mo. USD LIBOR + 3.50%), 3/6/25	685	680,975
MDVIP, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/16/28	600	594,250
Midwest Physician Administrative Services, LLC, Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 3/12/28	499	493,192
National Mentor Holdings, Inc.:
Term Loan, 4.758%, (3 mo. USD LIBOR + 3.75%), 3/2/28	601	583,858
Term Loan, 4.76%, (3 mo. USD LIBOR + 3.75%), 3/2/28	18	16,990
Option Care Health, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/27/28	748	742,826
Pediatric Associates Holding Company, LLC:
Term Loan, 0.00%, 12/29/28(10)	16	16,242
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/29/28	108	106,202
PetVet Care Centers, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/14/25	373	371,299
Radiology Partners, Inc., Term Loan, 4.706%, (1 mo. USD LIBOR + 4.25%), 7/9/25	441	436,043
RadNet Management, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/21/28	1,042	1,029,912
Select Medical Corporation, Term Loan, 2.71%, (1 mo. USD LIBOR + 2.25%), 3/6/25	822	814,753
Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26	470	466,926
TTF Holdings, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/31/28	597	595,299
WP CityMD Bidco LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/22/28	1,000	995,521
		$ 11,924,264
Health Care Technology — 3.5%
Bracket Intermediate Holding Corp, Term Loan, 4.466%, (3 mo. USD LIBOR + 4.25%), 9/5/25	$499	$ 495,591
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	568	565,734
GHX Ultimate Parent Corporation, Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 6/28/24	594	591,538
Imprivata, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/1/27	322	320,141
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 12/18/28	225	222,609
Term Loan - Second Lien, 7.25%, (6 mo. USD LIBOR + 6.75%, Floor 0.50%), 12/17/29	150	148,102
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Technology (continued)
Navicure, Inc., Term Loan, 4.457%, (1 mo. USD LIBOR + 4.00%), 10/22/26	$961	$ 960,422
Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28	396	392,139
Symplr Software, Inc., Term Loan, 5.251%, (3 mo. USD LIBOR + 4.50%), 12/22/27	372	367,163
Verscend Holding Corp., Term Loan, 4.457%, (1 mo. USD LIBOR + 4.00%), 8/27/25	561	560,034
		$ 4,623,473
Hotels, Restaurants & Leisure — 1.8%
ClubCorp Holdings, Inc., Term Loan, 3.756%, (3 mo. USD LIBOR + 2.75%), 9/18/24	$444	$ 422,792
IRB Holding Corp.:
Term Loan, 3.75%, (SOFR + 3.00%, Floor 0.75%), 12/15/27	321	318,670
Term Loan, 3.756%, (3 mo. USD LIBOR + 2.75%), 2/5/25	311	308,457
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	799	782,612
SMG US Midco 2, Inc., Term Loan, 2.844%, (USD LIBOR + 2.50%), 1/23/25(7)	240	231,695
Travel Leaders Group, LLC, Term Loan, 4.457%, (1 mo. USD LIBOR + 4.00%), 1/25/24	388	366,258
		$ 2,430,484
Household Durables — 1.0%
CFS Brands, LLC, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25	$142	$ 137,388
DEI Sales, Inc., Term Loan, 6.25%, (1 mo. USD LIBOR + 5.50%, Floor 0.75%), 4/28/28	350	349,562
Libbey Glass, Inc., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 11/13/25	191	197,799
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	151	151,308
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	499	471,923
		$ 1,307,980
Household Products — 0.9%
Diamond (BC) B.V., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 9/29/28	$748	$ 734,331
Kronos Acquisition Holdings, Inc.:
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26	446	410,012
Term Loan, 7.00%, (SOFR + 6.00%, Floor 1.00%), 12/22/26	100	99,293
		$ 1,243,636

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Industrial Conglomerates — 0.2%
SPX Flow, Inc., Term Loan, 3/16/29(8)	$325	$ 316,926
		$ 316,926
Insurance — 2.5%
Alliant Holdings Intermediate, LLC:
Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 5/9/25	$243	$ 240,744
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/6/27	499	496,209
AmWINS Group, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/19/28	494	486,500
AssuredPartners, Inc., Term Loan, 3.957%, (1 mo. USD LIBOR + 3.50%), 2/12/27	664	657,064
Hub International Limited, Term Loan, 3.267%, (1 mo. USD LIBOR + 3.00%), 4/25/25	505	500,231
NFP Corp., Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 2/15/27	342	335,837
Ryan Specialty Group, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 9/1/27	197	196,015
USI, Inc., Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 5/16/24	433	431,353
		$ 3,343,953
Interactive Media & Services — 1.8%
Camelot U.S. Acquisition 1 Co.:
Term Loan, 3.457%, (1 mo. USD LIBOR + 3.00%), 10/30/26	$122	$ 120,721
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26	769	762,343
Foundational Education Group, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.25%, Floor 0.50%), 8/31/28	399	399,000
Getty Images, Inc., Term Loan, 5.063%, (3 mo. USD LIBOR + 4.50%), 2/19/26	609	606,867
Match Group, Inc., Term Loan, 2.219%, (3 mo. USD LIBOR + 1.75%), 2/13/27	500	490,313
		$ 2,379,244
Internet & Direct Marketing Retail — 1.4%
Adevinta ASA, Term Loan, 3.756%, (3 mo. USD LIBOR + 2.75%), 6/26/28	$1,148	$ 1,133,199
CNT Holdings I Corp., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/8/27	545	542,748
Hoya Midco, LLC, Term Loan, 3.75%, (SOFR + 3.25%, Floor 0.50%), 2/3/29	111	109,597
		$ 1,785,544
IT Services — 4.6%
Asurion, LLC:
Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 12/23/26	$741	$ 725,614
Borrower/Description	Principal Amount (000's omitted)	Value
IT Services (continued)
Asurion, LLC: (continued)
Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 7/31/27	$39	$ 38,849
Term Loan - Second Lien, 5.707%, (1 mo. USD LIBOR + 5.25%), 1/31/28	550	540,146
Cyxtera DC Holdings, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24	981	973,445
Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28	794	770,676
Gainwell Acquisition Corp., Term Loan, 5.006%, (3 mo. USD LIBOR + 4.00%), 10/1/27	1,139	1,134,701
Indy US Bidco, LLC, Term Loan, 4.207%, (1 mo. USD LIBOR + 3.75%), 3/5/28	74	73,788
Informatica, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%), 10/27/28	550	544,500
Intrado Corporation, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24	212	194,196
Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28	396	388,822
Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23	640	623,680
		$ 6,008,417
Leisure Products — 0.5%
Hayward Industries, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 5/30/28	$620	$ 613,722
		$ 613,722
Life Sciences Tools & Services — 2.4%
Avantor Funding, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 11/21/24	$253	$ 252,417
Cambrex Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 12/4/26	395	392,284
Curia Global, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/30/26	835	829,305
Packaging Coordinators Midco, Inc., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 11/30/27	670	666,949
Parexel International Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/15/28	1,000	993,672
		$ 3,134,627
Machinery — 7.3%
AI Aqua Merger Sub, Inc., Term Loan, 7/31/28(8)	$500	$ 496,042
Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27	565	559,358
American Trailer World Corp., Term Loan, 4.50%, (SOFR + 3.75%, Floor 0.75%), 3/3/28	646	623,565

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Machinery (continued)
Apex Tool Group, LLC, Term Loan, 5.75%, (SOFR + 5.25%, Floor 0.50%), 2/8/29	$316	$ 308,946
Clark Equipment Company, Term Loan, 2.841%, (3 mo. USD LIBOR + 1.84%), 5/18/24	578	576,165
Conair Holdings, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/17/28	497	490,411
CPM Holdings, Inc., Term Loan, 3.731%, (1 mo. USD LIBOR + 3.50%), 11/17/25	612	603,677
DiversiTech Holdings, Inc.:
Term Loan, 3.75%, 12/22/28(10)	86	84,750
Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 12/22/28	414	409,625
Engineered Machinery Holdings, Inc., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/19/28	596	589,520
EWT Holdings III Corp., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%), 4/1/28	124	122,719
Filtration Group Corporation, Term Loan, 3.457%, (1 mo. USD LIBOR + 3.00%), 3/29/25	484	478,110
Gates Global, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 3/31/27	1,348	1,332,159
Granite Holdings US Acquisition Co., Term Loan, 5.063%, (3 mo. USD LIBOR + 4.00%), 9/30/26	421	417,485
Illuminate Buyer, LLC, Term Loan, 3.957%, (1 mo. USD LIBOR + 3.50%), 6/30/27	447	432,101
Madison IAQ, LLC, Term Loan, 4.524%, (6 mo. USD LIBOR + 3.25%), 6/21/28	894	882,297
Titan Acquisition Limited, Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 3/28/25	288	282,455
Vertical US Newco, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/30/27	595	590,872
Welbilt, Inc., Term Loan, 2.957%, (1 mo. USD LIBOR + 2.50%), 10/23/25	300	298,250
		$ 9,578,507
Media — 4.1%
Charter Communications Operating, LLC, Term Loan, 2.21%, (1 mo. USD LIBOR + 1.75%), 2/1/27	$489	$ 485,209
CMG Media Corp., Term Loan, 3.957%, (1 mo. USD LIBOR + 3.50%), 12/17/26	342	337,609
CSC Holdings, LLC:
Term Loan, 2.647%, (1 mo. USD LIBOR + 2.25%), 7/17/25	391	385,396
Term Loan, 2.897%, (1 mo. USD LIBOR + 2.50%), 4/15/27	495	487,401
Diamond Sports Group, LLC:
Term Loan, 9.00%, (SOFR + 8.00%, Floor 1.00%), 5/26/26	50	50,495
Term Loan - Second Lien, 3.54%, (SOFR + 3.25%), 8/24/26	170	59,221
Borrower/Description	Principal Amount (000's omitted)	Value
Media (continued)
E.W. Scripps Company (The), Term Loan, 3.31%, (1 mo. USD LIBOR + 2.56%, Floor 0.75%), 5/1/26	$494	$ 489,440
Gray Television, Inc., Term Loan, 3.231%, (1 mo. USD LIBOR + 3.00%), 12/1/28	199	198,773
iHeartCommunications, Inc., Term Loan, 3.457%, (1 mo. USD LIBOR + 3.00%), 5/1/26	377	375,485
Magnite, Inc., Term Loan, 5.75%, (USD LIBOR + 5.00%, Floor 0.75%), 4/28/28(7)	350	347,553
Outfront Media Capital, LLC, Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 11/18/26	75	73,800
Recorded Books, Inc., Term Loan, 4.387%, (1 mo. USD LIBOR + 4.00%), 8/29/25	500	497,500
Sinclair Television Group, Inc.:
Term Loan, 2.96%, (1 mo. USD LIBOR + 2.50%), 9/30/26	589	572,966
Term Loan, 3.46%, (1 mo. USD LIBOR + 3.00%), 4/1/28	496	484,588
Univision Communications, Inc.:
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 3/15/24	350	349,344
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/15/26	228	227,447
		$ 5,422,227
Metals/Mining — 1.2%
Dynacast International, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 7/22/25	$297	$ 295,886
PMHC II, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/31/25	414	412,590
WireCo WorldGroup, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 11/13/28	99	98,331
Zekelman Industries, Inc., Term Loan, 2.457%, (1 mo. USD LIBOR + 2.00%), 1/24/27	749	738,225
		$ 1,545,032
Pharmaceuticals — 0.5%
Elanco Animal Health Incorporated, Term Loan, 1.981%, (1 mo. USD LIBOR + 1.75%), 8/1/27	$142	$ 139,680
Horizon Therapeutics USA, Inc., Term Loan, 2.25%, (1 mo. USD LIBOR + 1.75%, Floor 0.50%), 3/15/28	247	245,458
Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28	248	247,591
		$ 632,729
Professional Services — 2.0%
Brown Group Holding, LLC, Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 6/7/28	$212	$ 209,078
CoreLogic, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/2/28	921	907,950

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services (continued)
Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27	$369	$ 367,378
Employbridge, LLC, Term Loan, 5.756%, (3 mo. USD LIBOR + 4.75%), 7/14/28	398	394,717
Rockwood Service Corporation, Term Loan, 4.457%, (1 mo. USD LIBOR + 4.00%), 1/23/27	313	313,014
Trans Union, LLC:
Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 11/16/26	64	63,370
Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/1/28	369	366,561
		$ 2,622,068
Real Estate Management & Development — 0.6%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$510	$ 503,937
RE/MAX International, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 7/21/28	273	268,161
		$ 772,098
Road & Rail — 1.0%
Avis Budget Car Rental, LLC, Term Loan, 2.21%, (1 mo. USD LIBOR + 1.75%), 8/6/27	$513	$ 499,876
PODS, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/31/28	794	785,728
		$ 1,285,604
Semiconductors & Semiconductor Equipment — 0.7%
Altar Bidco, Inc., Term Loan, 3.64%, (SOFR + 3.35%), 2/1/29	$275	$ 271,906
Bright Bidco B.V., Term Loan, 4.774%, (6 mo. USD LIBOR + 3.50%), 6/30/24	165	99,834
MaxLinear, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 6/23/28	124	123,198
Ultra Clean Holdings, Inc., Term Loan, 4.207%, (1 mo. USD LIBOR + 3.75%), 8/27/25	485	484,014
		$ 978,952
Software — 24.8%
Applied Systems, Inc., Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 9/19/24	$1,209	$ 1,202,261
AppLovin Corporation:
Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 10/25/28	324	322,339
Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 8/15/25	461	458,802
Aptean, Inc.:
Term Loan, 4.707%, (1 mo. USD LIBOR + 4.25%), 4/23/26	667	658,448
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Aptean, Inc.: (continued)
Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%), 4/23/27	$300	$ 299,438
Astra Acquisition Corp.:
Term Loan, 5.75%, (1 mo. USD LIBOR + 5.25%, Floor 0.50%), 10/25/28	374	366,114
Term Loan - Second Lien, 9.63%, (1 mo. USD LIBOR + 8.88%, Floor 0.75%), 10/22/29	350	344,750
Banff Merger Sub, Inc., Term Loan, 4.207%, (1 mo. USD LIBOR + 3.75%), 10/2/25	1,151	1,145,257
Barracuda Networks, Inc.:
Term Loan, 4.733%, (3 mo. USD LIBOR + 3.75%), 2/12/25	643	641,698
Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 10/30/28	500	497,500
Cast and Crew Payroll, LLC, Term Loan, 3.957%, (1 mo. USD LIBOR + 3.50%), 2/9/26	396	393,856
CentralSquare Technologies, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 8/29/25	447	422,872
Cloudera, Inc.:
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/8/28	550	545,188
Term Loan - Second Lien, 6.50%, (1 mo. USD LIBOR + 6.00%, Floor 0.50%), 10/8/29	150	148,125
Constant Contact, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28	447	442,866
Cornerstone OnDemand, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/16/28	275	272,594
Cvent, Inc., Term Loan, 4.207%, (1 mo. USD LIBOR + 3.75%), 11/29/24	86	85,435
Delta TopCo, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27	1,187	1,169,728
E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/4/28	546	540,542
ECI Macola Max Holdings, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 11/9/27	1,116	1,105,011
Epicor Software Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27	1,390	1,380,578
Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24	1,403	1,386,333
Fiserv Investment Solutions, Inc., Term Loan, 4.488%, (3 mo. USD LIBOR + 4.00%), 2/18/27	344	343,015
GoTo Group, Inc., Term Loan, 5.218%, (1 mo. USD LIBOR + 4.75%), 8/31/27	569	560,581
Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	694	694,151
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	1,281	1,276,221
IGT Holding IV AB, Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 3/31/28	544	540,416

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26	$570	$ 563,918
MA FinanceCo., LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25	156	154,928
Magenta Buyer, LLC:
Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 7/27/28	970	963,152
Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 7/27/29	375	372,188
Marcel LUX IV S.a.r.l., Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 3/15/26	468	464,704
McAfee, LLC, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 3/1/29	650	645,775
Mediaocean LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/15/28	150	148,750
NortonLifeLock, Inc., Term Loan, 1/28/29(8)	200	197,875
Panther Commercial Holdings L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/7/28	794	790,613
Polaris Newco, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 6/2/28	772	767,090
Proofpoint, Inc., Term Loan, 3.758%, (3 mo. USD LIBOR + 3.25%), 8/31/28	948	938,370
Quest Software US Holdings, Inc., Term Loan, 4.75%, (SOFR + 4.25%, Floor 0.50%), 2/1/29	700	690,500
Realpage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	1,045	1,034,564
Red Planet Borrower, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 10/2/28	497	492,214
Redstone Holdco 2 L.P., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/27/28	497	490,038
Skillsoft Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 7/14/28	75	74,313
Sophia, L.P., Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 10/7/27	1,161	1,151,246
SurveyMonkey, Inc., Term Loan, 4.21%, (1 mo. USD LIBOR + 3.75%), 10/10/25	434	432,197
Tibco Software, Inc.:
Term Loan, 4.21%, (1 mo. USD LIBOR + 3.75%), 6/30/26	607	604,532
Term Loan - Second Lien, 7.71%, (1 mo. USD LIBOR + 7.25%), 3/3/28	406	406,143
Turing Midco, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 3/23/28	320	315,930
Ultimate Software Group, Inc. (The):
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 5/4/26	769	763,545
Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/4/26	415	414,000
Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/5/27	207	206,408
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Veritas US, Inc., Term Loan, 6.006%, (3 mo. USD LIBOR + 5.00%), 9/1/25	$420	$ 395,387
Virgin Pulse, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 4/6/28	394	389,652
Vision Solutions, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 4/24/28	647	640,328
VS Buyer, LLC, Term Loan, 3.457%, (1 mo. USD LIBOR + 3.00%), 2/28/27	958	951,736
		$ 32,704,215
Specialty Retail — 1.8%
Belron Finance US LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28	$124	$ 122,776
Les Schwab Tire Centers, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27	1,240	1,226,934
Mattress Firm, Inc., Term Loan, 5.64%, (6 mo. USD LIBOR + 4.25%), 9/25/28	298	292,903
Petsmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	746	744,011
		$ 2,386,624
Technology Hardware, Storage & Peripherals — 0.1%
NCR Corporation, Term Loan, 2.80%, (3 mo. USD LIBOR + 2.50%), 8/28/26	$120	$ 118,434
		$ 118,434
Trading Companies & Distributors — 3.6%
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$700	$ 691,250
Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/1/27	198	196,019
Core & Main L.P., Term Loan, 2.947%, (1 mo. USD LIBOR + 2.50%), 7/27/28	249	246,301
Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24	594	593,641
Foundation Building Materials Holding Company, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/3/28	123	120,970
Hillman Group, Inc. (The):
Term Loan, 3.197%, (1 mo. USD LIBOR + 2.75%), 7/14/28	280	275,832
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28(10)	67	66,373
Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27	598	586,381
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28	916	910,599

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Trading Companies & Distributors (continued)
SRS Distribution, Inc.:
Term Loan, 4.00%, (USD LIBOR + 3.50%, Floor 0.50%), 6/2/28(7)	$499	$ 492,014
Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 6/2/28	100	98,594
TricorBraun Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28	423	413,387
		$ 4,691,361
Wireless Telecommunication Services — 0.2%
Digicel International Finance Limited, Term Loan, 3.50%, (6 mo. USD LIBOR + 3.25%), 5/28/24	$239	$ 228,353
		$ 228,353
Total Senior Floating Rate Loans (identified cost $153,566,342)		$152,224,134

Warrants — 0.0%

Security	Shares	Value
Entertainment — 0.0%
Cineworld Group PLC, Exp. 11/23/25(1)(2)	16,341	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 4.0%

Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(11)	5,218,373	$ 5,217,851
Total Short-Term Investments (identified cost $5,217,582)		$ 5,217,851
Total Investments — 128.5% (identified cost $170,975,742)		$ 169,224,370
Less Unfunded Loan Commitments — (0.1)%		$ (164,271)

Net Investments — 128.4% (identified cost $170,811,471)	$ 169,060,099
Note Payable — (28.8)%	$ (38,000,000)

Other Assets, Less Liabilities — 0.4%	$ 680,857
Net Assets — 100.0%	$131,740,956

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(3)	Amount is less than 0.05%.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $7,607,187 or 5.8% of the Fund's net assets.
(5)	When-issued security.
(6)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(7)	The stated interest rate represents the weighted average interest rate at March 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(8)	This Senior Loan will settle after March 31, 2022, at which time the interest rate will be determined.
(9)	Fixed-rate loan.
(10)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At March 31, 2022, the total value of unfunded loan commitments is $162,067. See Note 1E for description.
(11)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.

Abbreviations:
LIBOR	– London Interbank Offered Rate
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited)

March 31, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $165,593,889)	$ 163,842,248
Investments in securities of affiliated issuers, at value (identified cost $5,217,582)	5,217,851
Cash	1,492,301
Receivable for investments sold	1,310,689
Receivable for capital shares sold	1,570,919
Interest receivable	463,912
Dividends receivable - affiliated	316
Receivable from affiliate	19,670
Trustees' deferred compensation plan	2,247
Prepaid upfront fees on note payable	21,322
Prepaid expenses	8,978
Total assets	$173,950,453
Liabilities
Payable for investments purchased	$ 3,832,672
Payable for when-issued securities	25,000
Payable for capital shares redeemed	132,644
Distributions payable	10,795
Payable to affiliates:
Investment advisory fee	69,827
Administrative fee	13,518
Distribution and service fees	1,287
Sub-transfer agency fee	567
Trustees' deferred compensation plan	2,247
Accrued expenses	120,940
Note payable	38,000,000
Total liabilities	$ 42,209,497
Net Assets	$131,740,956
Sources of Net Assets
Paid-in capital	$ 135,454,917
Accumulated loss	(3,713,961)
Net Assets	$131,740,956
Class A Shares
Net Assets	$ 7,183,780
Shares Outstanding	770,550
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.32
Maximum Offering Price Per Share (100 ÷ 96.25 of net asset value per share)	$ 9.68
Class I Shares
Net Assets	$ 76,016,786
Shares Outstanding	8,163,343
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.31

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2022
Class R6 Shares
Net Assets	$ 48,540,390
Shares Outstanding	5,213,905
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.31

On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2022
Investment Income
Dividend income	$ 64,129
Dividend income - affiliated issuers	3,245
Interest and other income	3,399,679
Total investment income	$ 3,467,053
Expenses
Investment advisory fee	$ 399,079
Administrative fee	81,451
Distribution and service fees:
Class A	5,478
Trustees' fees and expenses	3,432
Custodian fees	11,517
Transfer agency fees and expenses	38,087
Accounting fees	15,389
Professional fees	23,048
Registration fees	30,502
Reports to shareholders	5,961
Interest expense and fees	209,197
Miscellaneous	6,931
Total expenses	$ 830,072
Waiver and/or reimbursement of expenses by affiliate	$ (93,536)
Net expenses	$ 736,536
Net investment income	$ 2,730,517
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 42,838
Investment securities - affiliated issuers	(150)
Net realized gain	$ 42,688
Change in unrealized appreciation (depreciation):
Investment securities	$ (2,810,246)
Investment securities - affiliated issuers	(271)
Net change in unrealized appreciation (depreciation)	$(2,810,517)
Net realized and unrealized loss	$(2,767,829)
Net decrease in net assets from operations	$ (37,312)

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2022
Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,730,517	$ 3,856,833
Net realized gain	42,688	275,618
Net change in unrealized appreciation (depreciation)	(2,810,517)	2,121,080
Net increase (decrease) in net assets from operations	$ (37,312)	$ 6,253,531
Distributions to shareholders:
Class A	$ (84,544)	$ (101,909)
Class I	(1,509,165)	(1,703,779)
Class R6	(1,151,338)	(2,071,713)
Total distributions to shareholders	$ (2,745,047)	$ (3,877,401)
Capital share transactions:
Class A	$ 3,831,375	$ 1,053,070
Class I	12,907,467	36,849,632
Class R6	(7,686,823)	12,005,772
Net increase in net assets from capital share transactions	$ 9,052,019	$ 49,908,474
Net increase in net assets	$ 6,269,660	$ 52,284,604
Net Assets
At beginning of period	$ 125,471,296	$ 73,186,692
At end of period	$131,740,956	$125,471,296

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2022
Statement of Cash Flows

Six Months Ended
March 31, 2022 (Unaudited)
Cash Flows From Operating Activities
Net decrease in net assets from operations	$ (37,312)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Investments purchased	(50,041,920)
Investments sold and principal repayments	25,743,551
Decrease in short-term investments, net	2,614,206
Net amortization/accretion of premium (discount)	(145,417)
Amortization of prepaid upfront fees on note payable	11,340
Increase in interest receivable	(103,933)
Increase in dividends receivable - affiliated	(108)
Increase in receivable from affiliate	(9,346)
Increase in prepaid expenses	(4,175)
Increase in Trustee's deferred compensation plan	(523)
Decrease in other assets	1,325
Increase in payable to affiliate for investment advisory fee	11,658
Increase in payable to affiliate for administrative fee	1,442
Increase in payable to affiliate for distribution and services fees	585
Increase in payable to affiliate for sub-transfer agency fee	290
Increase in payable to affiliate for Trustees' deferred compensation plan	523
Increase in accrued expenses	13,654
Increase in unfunded loan commitments	49,051
Net change in unrealized (appreciation) depreciation on investments	2,810,517
Net realized gain from investments	(42,688)
Net cash used in operating activities	$(19,127,280)
Cash Flows From Financing Activities
Cash distributions paid to shareholders	$ (157,700)
Proceeds from capital shares sold	41,815,780
Capital shares redeemed	(36,431,117)
Prepaid upfront fees on note payable	(22,500)
Proceeds from note payable	13,000,000
Net cash provided by financing activities	$ 18,204,463
Net decrease in cash	$ (922,817)
Cash at beginning of period	$ 2,415,118
Cash at end of period	$ 1,492,301
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$ 2,602,253
Cash paid for interest and fees on borrowings	$ 203,732

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2022
Financial Highlights

	Class A
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,			Period Ended September 30,
		2021	2020	2019	2018 (1)
Net asset value — Beginning of period	$ 9.51	$ 9.23	$ 9.73	$ 9.97	$10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.18	$ 0.35	$ 0.39	$ 0.47	$ 0.38
Net realized and unrealized gain (loss)	(0.19)	0.29	(0.50)	(0.24)	(0.06)
Total income (loss) from operations	$ (0.01)	$ 0.64	$ (0.11)	$ 0.23	$ 0.32
Less Distributions
From net investment income	$ (0.18)	$ (0.36)	$ (0.39)	$ (0.47)	$ (0.35)
Total distributions	$ (0.18)	$ (0.36)	$ (0.39)	$ (0.47)	$ (0.35)
Net asset value — End of period	$ 9.32	$ 9.51	$ 9.23	$ 9.73	$ 9.97
Total Return(3)	(0.12)% (4)	6.99%	(1.05)%	2.42%	3.25% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,184	$3,453	$2,329	$3,286	$3,090
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	1.51% (7)	1.51%	1.83%	2.29%	2.48% (7)
Net expenses(6)	1.34% (7)	1.32%	1.53%	1.98%	2.13% (7)
Net investment income	3.81% (7)	3.73%	4.20%	4.86%	3.93% (7)
Portfolio Turnover	16% (4)	37%	32%	44%	35% (4)

(1)	For the period from the start of business, October 10, 2017, to September 30, 2018.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense and fees and other borrowing costs of 0.32%, 0.31%, 0.54%, 0.96% and 1.07% for the six months ended March 31, 2022, the years ended September 30, 2021, 2020, 2019 and the period ended September 30, 2018, respectively.
(7)	Annualized.

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2022
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,			Period Ended September 30,
		2021	2020	2019	2018 (1)
Net asset value — Beginning of period	$ 9.50	$ 9.22	$ 9.73	$ 9.97	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.19	$ 0.37	$ 0.40	$ 0.49	$ 0.40
Net realized and unrealized gain (loss)	(0.19)	0.29	(0.50)	(0.23)	(0.06)
Total income (loss) from operations	$ —	$ 0.66	$ (0.10)	$ 0.26	$ 0.34
Less Distributions
From net investment income	$ (0.19)	$ (0.38)	$ (0.41)	$ (0.50)	$ (0.37)
Total distributions	$ (0.19)	$ (0.38)	$ (0.41)	$ (0.50)	$ (0.37)
Net asset value — End of period	$ 9.31	$ 9.50	$ 9.22	$ 9.73	$ 9.97
Total Return(3)	0.00% (4)(5)	7.25%	(0.83)%	2.57%	3.48% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$76,017	$64,676	$26,958	$14,749	$26,452
Ratios (as a percentage of average daily net assets):(6)
Total expenses(7)	1.25% (8)	1.26%	1.50%	2.02%	2.06% (8)
Net expenses(7)	1.08% (8)	1.07%	1.21%	1.70%	1.67% (8)
Net investment income	4.02% (8)	3.94%	4.34%	5.05%	4.10% (8)
Portfolio Turnover	16% (5)	37%	32%	44%	35% (5)

(1)	For the period from the start of business, October 10, 2017, to September 30, 2018.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Amount is less than 0.005%.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Includes interest expense and fees and other borrowing costs of 0.31%, 0.31%, 0.47%, 0.93% and 0.91% for the six months ended March 31, 2022, the years ended September 30, 2021, 2020, 2019 and the period ended September 30, 2018, respectively.
(8)	Annualized.

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2022
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,			Period Ended September 30,
		2021	2020	2019	2018 (1)
Net asset value — Beginning of period	$ 9.50	$ 9.22	$ 9.72	$ 9.96	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.19	$ 0.38	$ 0.41	$ 0.50	$ 0.37
Net realized and unrealized gain (loss)	(0.19)	0.28	(0.50)	(0.24)	(0.04)
Total income (loss) from operations	$ —	$ 0.66	$ (0.09)	$ 0.26	$ 0.33
Less Distributions
From net investment income	$ (0.19)	$ (0.38)	$ (0.41)	$ (0.50)	$ (0.37)
Total distributions	$ (0.19)	$ (0.38)	$ (0.41)	$ (0.50)	$ (0.37)
Net asset value — End of period	$ 9.31	$ 9.50	$ 9.22	$ 9.72	$ 9.96
Total Return(3)	0.01% (4)	7.26%	(0.83)%	2.67%	3.35% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$48,540	$57,343	$43,899	$32,011	$52,592
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	1.16% (7)	1.19%	1.44%	1.99%	1.74% (7)
Net expenses(6)	1.07% (7)	1.08%	1.23%	1.72%	1.44% (7)
Net investment income	4.04% (7)	3.99%	4.40%	5.08%	3.81% (7)
Portfolio Turnover	16% (4)	37%	32%	44%	35% (4)

(1)	For the period from the start of business, October 10, 2017, to September 30, 2018.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense and fees and other borrowing costs of 0.30%, 0.32%, 0.49%, 0.95% and 0.69% for the six months ended March 31, 2022, the years ended September 30, 2021, 2020, 2019 and the period ended September 30, 2018, respectively.
(7)	Annualized.

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Floating-Rate Advantage Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide a high level of current income. The Fund invests primarily in senior floating-rate loans of domestic and foreign borrowers.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Effective April 29, 2022, the maximum sales charge payable upon purchase of Class A shares was reduced to 3.25%. A contingent deferred sales charge of 0.80% (0.75% effective April 29, 2022) may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) is an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.

Calvert
Floating-Rate Advantage Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 36,125	$ 76,691	$ —	$ 112,816
Corporate Bonds	—	7,607,187	—	7,607,187
Exchange-Traded Funds	3,945,240	—	—	3,945,240
Preferred Stocks	—	117,142	—	117,142
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	152,059,863	—	152,059,863
Warrants	—	0	—	0
Short-Term Investments	—	5,217,851	—	5,217,851
Total Investments	$3,981,365	$165,078,734	$ —	$169,060,099
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2022 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Senior Floating Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E  Unfunded Loan Commitments— The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The commitments, if any, are disclosed in the accompanying Schedule of Investments.

Calvert
Floating-Rate Advantage Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

F  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
G  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
H  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
L  Interim Financial Statements— The interim financial statements relating to March 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily gross assets as follows and is payable monthly:
Average Daily Gross Assets	Annual Fee Rate
Up to and including $1 billion	0.48%
In excess of $1 billion	0.43%
Gross assets of the Fund are calculated by deducting all liabilities of the Fund except the principal amount of any indebtedness for money borrowed by the Fund. For the six months ended March 31, 2022, the investment advisory fee amounted to $399,079 or 0.59% (annualized) of the Fund’s average daily net assets. CRM does not receive a fee for advisory services provided to Cash Reserves Fund.

Calvert
Floating-Rate Advantage Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

CRM has agreed to reimburse certain of the Fund’s operating expenses (excluding investment advisory, administrative and distribution and service fees) in excess of 0.06% annually for each of Class A, Class I and Class R6 of such class's average daily net assets. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2023. For the six months ended March 31, 2022, CRM waived or reimbursed expenses of $93,536.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2022, CRM was paid administrative fees of $81,451.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2022 amounted to $5,478 for Class A shares.
The Fund was informed that EVD received $5,291 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2022. The Fund was also informed that EVD received no contingent deferred sales charges paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $810 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000 ($154,000 prior to January 1, 2022), plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2022, the cost of purchases and proceeds from sales of investments, other than short-term securities and including paydowns and principal repayments on senior floating rate loans, were $42,079,574 and $27,009,941, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $1,987,777 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2021, $460,849 are short-term and $1,526,928 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$170,816,104
Gross unrealized appreciation	$ 823,510
Gross unrealized depreciation	(2,579,515)
Net unrealized depreciation	$ (1,756,005)

Calvert
Floating-Rate Advantage Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

5  Credit Agreement
The Fund has entered into a committed, senior secured 364-day revolving line of credit, as amended (the Agreement) with a bank to borrow up to a limit of $45 million ($60 million effective April 5, 2022). Borrowings under the Agreement are secured by the assets of the Fund. The Fund is required to maintain a certain borrowing base while borrowings are outstanding. Borrowings may be made for general business purposes, including the purchase of investment securities and temporary or emergency purposes.
Effective March 15, 2022, interest on advances under the Agreement is calculated at a rate per annum equal to the Fund's option of (a) Term SOFR (subject to a 0% floor) plus a Term SOFR adjustment of 0.10% plus a 0.85% margin (the “SOFR Rate”) and (b) Federal Funds Effective Rate plus 0.85% (which cannot be lower than the SOFR Rate). Term SOFR is defined as the secured overnight financing rate as administered by the Federal Reserve Bank of New York for a 1-month tenor. Under the terms of the Agreement, the Fund pays a facility fee of 0.15% per annum on the commitment amount.
In connection with the renewal of the Agreement on March 15, 2022, the Fund paid upfront fees of $22,500, which are being amortized to interest expense through March 14, 2023. The unamortized balance at March 31, 2022 is approximately $21,000 and is included in “prepaid upfront fees on note payable” on the Statement of Assets and Liabilities. At March 31, 2022, the Fund had borrowings outstanding under the Agreement of $38,000,000 at an annual interest rate of 1.28%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at March 31, 2022 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2022. For the six months ended March 31, 2022, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $30,659,341 and 1.00%, respectively.
6  Affiliated Funds
At March 31, 2022, the value of the Fund’s investment in affiliated funds was $5,217,851, which represents 4.0% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$7,832,478	$66,097,422	$(68,711,628)	$(150)	$(271)	$5,217,851	$3,245	5,218,373
7  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares for the six months ended March 31, 2022 and the year ended September 30, 2021 were as follows:
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	429,617	$ 4,039,420	187,011	$ 1,776,919
Reinvestment of distributions	8,415	79,178	9,454	89,480
Shares redeemed	(30,411)	(287,223)	(85,849)	(813,329)
Net increase	407,621	$ 3,831,375	110,616	$ 1,053,070
Class I
Shares sold	3,136,171	$ 29,588,136	4,763,844	$ 45,161,971
Reinvestment of distributions	157,526	1,482,646	175,004	1,655,984
Shares redeemed	(1,935,758)	(18,163,315)	(1,056,314)	(9,968,323)
Net increase	1,357,939	$ 12,907,467	3,882,534	$36,849,632

Calvert
Floating-Rate Advantage Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class R6
Shares sold	993,163	$ 9,299,325	1,346,862	$ 12,675,164
Reinvestment of distributions	110,554	1,040,429	196,701	1,858,839
Shares redeemed	(1,924,929)	(18,026,577)	(269,229)	(2,528,231)
Net increase (decrease)	(821,212)	$ (7,686,823)	1,274,334	$12,005,772
8  Risks and Uncertainties
Credit Risk
The Fund invests primarily in below investment grade senior floating rate loans, which have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value.
LIBOR Transition Risk
Certain instruments held by the Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.

Calvert
Floating-Rate Advantage Fund
March 31, 2022
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
28874     3.31.22

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Management Series

By:	/s/ John H. Streur
John H. Streur
President

Date: May 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur
President

Date: May 24, 2022

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: May 24, 2022